Northern Lights Fund Trust III

Teton Valley Fund

Incorporated herein by reference is the definitive version of the supplement for Teton Valley Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 11, 2014, (SEC Accession No. 0000910472-14-000490).